Cash, Cash Equivalents and Bank Deposits - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 US Dollar denominated bank deposits USD ($)	Dec. 31, 2013 US Dollar denominated bank deposits CNY	Dec. 31, 2012 US Dollar denominated bank deposits USD ($)	Dec. 31, 2012 US Dollar denominated bank deposits CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Cash Cash Equivalent And Bank Deposits [Line Items]
Cash and cash equivalents	$ 59,657	361,146	$ 61,327	371,256	767,885	626,796	$ 9,745	58,996	$ 9,943	61,948
Interest rate of time deposits per annum											3.05%	4.40%
Weighted average original maturity of time deposits	12 months 3 days	12 months 3 days